Fees Summary	Oct. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 202,400,001.00
Previously Paid Amount	15,310.00
Total Fee Amount	27,951.44
Total Offset Amount	0.00
Net Fee	$ 12,641.44